Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Net operating loss carryforwards	$ 56,827	$ 51,269
Research and development tax carryforward	6,412	5,657
Other deferred tax assets	4,488	3,437
Total gross deferred tax assets	67,726	60,363
Property and equipment		161
Other deferred tax liabilities	540	10
Total gross deferred tax liabilities	540	171
Deferred tax assets less liabilities	67,186	60,192
Valuation allowance	(67,186)	(60,192)
Net deferred tax asset (liability)